Share-based Payments - Summary of Share-based Compensation Expenses Recognized in the Consolidated Statements of Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	¥ 120,724	$ 18,944	¥ 349,846	¥ 63,746
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	6,170	968	32,990	0
Selling and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	13,562	2,128	21,691	0
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	¥ 100,992	$ 15,848	¥ 295,165	¥ 63,746